Property and equipment (FY)- Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 321.8	$ 628.2	$ 489.4
Capitalized computer software, amortization	140.3	409.4	$ 232.9
Internally developed software net of accumulated depreciation	471.9	433.7
Capitalized amount of internally developed software	179.6
Asset retirement obligation	$ 14.6	$ 14.7